SUBSEQUENT EVENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 25, 2015	Mar. 18, 2015	Mar. 31, 2015	Dec. 31, 2011	Dec. 31, 2012	Feb. 28, 2014
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants	$ 3,754	$ 9,982
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants			207
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share Price			$ 0.80
Subsequent Event [Member] | Common Stock [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			1,150,000
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants			$ 0.24
Subsequent Event [Member] | Series A Warrants [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			287,500
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants			$ 0.30
Subsequent Event [Member] | Series B Warrants [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			287,500
Subsequent Event [Member] | Warrants 2011 To 2012 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
Warrants Exercise Price Per Share Adjusted	$ 0.55
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	347,028
Subsequent Event [Member] | Investor [Member] | Warrants 2011 To 2012 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						2,426,084
Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			9,064,222	2,222,222	11,286,444
Private Placement [Member] | Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,266,057
Private Placement [Member] | Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,266,057
Placement Agents [Member] | Subsequent Event [Member] | Warrants 2011 To 2012 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							462,001
Placement Agents [Member] | Subsequent Event [Member] | Investor [Member] | Warrants 2011 To 2012 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.23
Warrants Exercise Price Per Share Adjusted								$ 0.66
February 2015 Private Placement [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants	$ 11.75
Share Price	$ 0.0001
February 2015 Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants			1,600	400	2,000
Payments for Fees			43
Warrant Exercise Term			3 years
February 2015 Private Placement [Member] | Subsequent Event [Member] | Exercise price 0.20 [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants			$ 0.20
February 2015 Private Placement [Member] | Subsequent Event [Member] | Exercise price 0.27 [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants			$ 0.27
February 2015 Private Placement [Member] | Subsequent Event [Member] | Exercise price 0.34 [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants			$ 0.34
February 2015 Private Placement [Member] | Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants				200
February 2015 Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member] | Exercise price 0.20 [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			241,423
February 2015 Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member] | Exercise price 0.27 [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			60,356
February 2015 Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member] | Exercise price 0.34 [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			60,356
February 2015 Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member] | Director [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				1,111,111
February 2015 Private Placement [Member] | Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				555,556
February 2015 Private Placement [Member] | Subsequent Event [Member] | Series A Warrants [Member] | Director [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				277,778
February 2015 Private Placement [Member] | Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				555,556
February 2015 Private Placement [Member] | Subsequent Event [Member] | Series B Warrants [Member] | Director [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				277,778